Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Adirondack Funds
Entity Central Index Key	0001311981
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Adirondack Small Cap Fund
Shareholder Report [Line Items]
Fund Name	THE ADIRONDACK SMALL CAP FUND
Class Name	Adirondack Small Cap Fund
Trading Symbol	ADKSX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This semi-annual shareholder report contains important information about the Adirondack Small Cap Fund – ADKSX (the “Fund”) for the period April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.adirondackfunds.com. You can also request this information by contacting us at 1-888-686-2729.
Additional Information Phone Number	1-888-686-2729
Additional Information Website	www.adirondackfunds.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

The Adirondack Small Cap Fund	$82	1.48%

*Annualized

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.48%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

AVERAGE ANNUAL RETURNS

FOR PERIODS ENDING SEPTEMBER 30, 2024

	1 Year	5 Years	10 Years
Adirondack Small Cap Fund	22.28%	13.31%	7.31%
Russell 2000 Value Index *	25.88%	9.29%	8.22%
iShares Russell 2000 Value ETF	25.45%	9.05%	8.04%
Morningstar US Small Cap Broad Value Extended Index *	25.20%	10.81%	8.45%

* The Fund has changed its broad-based securities market index (benchmark index) from the Russell 2000 Value Index to the Morningstar US Small Cap Broad Value Extended Index. While both indexes seek to set forth the performance of the small cap value segment of the equity market in the United States, as can be seen in the return numbers above, the Fund believes the Morningstar US Small Cap Broad Value Extended Index’s comprehensive and consistent tracking of the Unties States small cap equity universe is closer to that of the Fund.

Net Assets	$ 37,839,697
Holdings Count | Holdings	57
Advisory Fees Paid, Amount	$ 180,640
Investment Company, Portfolio Turnover	16.65%
Additional Fund Statistics [Text Block]	Fund statistics
NET	PORTFOLIO	PORTFOLIO	ADVISORY FEES
ASSETS:	HOLDINGS	TURNOVER	PAID BY FUND
$37,839,697	57	16.65%	$180,640

Largest Holdings [Text Block]

top ten holdings (% OF Net ASsets)

1.	Conduent, Inc.	4.33%
2.	Trustco Bank Corp. NY	3.54%
3.	Orthofix Medical, Inc.	3.37%
4.	Genworth Financial, Inc. Class A	3.32%
5.	SiriusPoint Ltd.	3.29%
6.	Virtu Financial, Inc. Class A	3.28%
7.	Healthcare Realty Trust, Inc.	3.23%
8.	Dole PLC	3.18%
9.	LSI Industries, Inc.	3.07%
10.	Federated Hermes Treasury Obligations Fund - Institutional Shares	3.02%
	Total % of Net Assets	33.63%

Updated Prospectus Phone Number	1-888-686-2729
Updated Prospectus Web Address	www.adirondackfunds.com